Condensed Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss for the period	SFr (70,753)	SFr (72,996)	SFr (61,921)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	1,793	1,897	1,535
Depreciation of right-of-use assets	566	509	432
Finance (income)/expense, net	(559)	(6,769)	376
Share-based compensation expense	3,330	4,126	4,088
Change in net employee defined benefit liability	541	590	705
Interest expense	355	573	175
(Gain)/loss on sale of fixed assets	0	13	(64)
Changes in working capital:
(Increase)/decrease in prepaid expenses	(1,718)	791	(1,304)
Decrease/(increase) in accrued income	567	594	(507)
Decrease/(increase) in other current receivables	36	(99)	(25)
(Decrease)/increase in accrued expenses	(6,114)	5,214	(757)
(Decrease)/increase in deferred income	(130)	425	(4,157)
(Decrease)/increase in trade and other payables	(1,073)	(84)	2,177
Cash used in operating activities	(73,159)	(65,216)	(59,247)
Interest received	69	0	78
Interest paid	(470)	(465)	(339)
Finance expenses paid	(8)	(8)	(9)
Net cash flows used in operating activities	(73,568)	(65,689)	(59,517)
Investing activities
Short-term financial assets, net	25,000	(51,000)	30,000
Purchases of property, plant and equipment	(1,239)	(2,635)	(1,706)
Proceeds from sale of property, plant and equipment	0	0	64
Rental deposits	2	(29)	(29)
Net cash flows provided by/(used in) investing activities	23,763	(53,664)	28,329
Financing activities
Proceeds from issuance of convertible loan	0	23,463	0
Transaction costs on issuance of shares	0	(6)	0
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	(8)
Proceeds from issuance of treasury shares, net of underwriting fees and transaction costs	0	12,121	100
Proceeds from issuance of common shares - asset acquisition, net of transaction costs	0	4,599	0
Proceeds from issuance of common shares - option plan, net of transaction costs	7	1,082	143
Principal payments of lease obligations	(569)	(513)	(432)
Transaction costs associated with issuance of shares in relation to asset acquisition previously recorded in Accrued expenses	(776)
Repayment of short-term financing obligation	0	0	(514)
Payment for the issuance of treasury shares	0	0	(100)
Net cash flows (used in)/provided by financing activities	(1,346)	40,746	(803)
Net decrease in cash and cash equivalents	(51,151)	(78,607)	(31,991)
Cash and cash equivalents at beginning of period	82,216	160,893	193,587
Exchange gain on cash and cash equivalents	521	(70)	(703)
Cash and cash equivalents at end of the period	31,586	82,216	160,893
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses	0	303	328
Issuance of shares for purchase of IPR&D asset in asset acquisition	0	50,416	0
Transaction costs associated with issuance of shares in relation to the asset acquisition recorded in Accrued expenses	0	776	0
Settlement of convertible notes recorded within Shareholders' equity	SFr 0	SFr 16,920	SFr 0